Leases - Schedule of Right of Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended	30 Months Ended
	Jun. 30, 2025	Jul. 12, 2026	Jul. 11, 2025
Schedule of Right of Use Assets and Lease Liabilities [Line Items]
Right-of-use assets, Ending balance	$ 157	$ 164	$ 186
Lease liabilities, Ending balance	200	196	216
Right-of-use assets, Depreciation expense	(10)	(17)	(20)
Lease liabilities, Depreciation expense
Right-of-use assets, Interest expense
Lease liabilities, Interest expense	6	13	13
Right-of-use assets, Payment
Lease liabilities, Payment	(6)	(28)	(29)
Right-of-use assets, Exchange adjustments	3	5	2
Lease liabilities, Exchange adjustments	$ 4	$ (5)	$ (4)